Business Combinations and Disposals - Acquisition Information (Details) - MXN ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2024	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	Jan. 31, 2022
Disclosure of detailed information about business combination [line items]
Deductible goodwill, tax purposes, period			15 years
Goodwill arising on acquisition			$ 0
Valora
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		3.13%						96.87%
Business acquisition, consideration transferred								$ 35,055
Acquisition-related costs		$ 252
Net assets acquired								10,182
Other non-current assets				$ 325				7,581
Total assets								46,562
Goodwill arising on acquisition								12,966
Business acquisition, consideration transferred		$ 673						23,148
Cash acquired								$ (1,971)
Delek
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired			100.00%
Business acquisition, consideration transferred	$ 910
Acquisition-related costs	61
Net assets acquired	4,948
Other non-current assets	1,216
Total assets	5,857
Goodwill arising on acquisition	2,735
Business acquisition, consideration transferred	7,683
Cash acquired	(166)
Delek | Property, plant and equipment, net
Disclosure of detailed information about business combination [line items]
Total assets	3,133
Delek | Right-of-use assets
Disclosure of detailed information about business combination [line items]
Total assets	$ 555
Sigma Supply
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired									100.00%
Business acquisition, consideration transferred									$ 2,104
Net assets acquired									5,247
Other non-current assets									860
Total assets									7,351
Goodwill arising on acquisition									2,138
Business acquisition, consideration transferred									7,385
Cash acquired									$ (5)
CVI Refrigerants Ltda.
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired											100.00%
Business acquisition, consideration transferred											$ 731
Net assets acquired											1,750
Other non-current assets											972
Total assets											2,481
Goodwill arising on acquisition											197
Business acquisition, consideration transferred											1,947
Cash acquired											(104)
CVI Refrigerants Ltda. | Distribution rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date											$ 894
CVI Refrigerants Ltda. | Goodwill
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date						$ 1,923
Agua Cristal
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired							100.00%
Business acquisition, consideration transferred							$ 699
Agua Cristal | Distribution rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date						228
Agua Cristal | Property, plant and equipment, net
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date						448
Agua Cristal | Goodwill
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date						$ 8
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					100.00%
Business acquisition, consideration transferred					$ 223
Net assets acquired					504
Other non-current assets					97
Total assets					727
Goodwill arising on acquisition					3,918
Business acquisition, consideration transferred					4,422
Cash acquired					$ (39)
OK Market
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired										100.00%
Business acquisition, consideration transferred										$ 1,055
Net assets acquired										646
Other non-current assets										1,238
Total assets										1,701
Goodwill arising on acquisition										623
Business acquisition, consideration transferred										1,269
Cash acquired										$ (6)
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						100.00%
Business acquisition, consideration transferred						$ 1,535
Net assets acquired						2,760
Other non-current assets						909
Total assets						4,295
Goodwill arising on acquisition						5,443
Business acquisition, consideration transferred						8,203
Cash acquired						$ (85)